Quarterly Holdings Report
for
Fidelity® Mid Cap Index Fund
July 31, 2025
MCX-NPRT1-0925
1.929304.113
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	813,973	55,871,107
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	593,221	5,944,075
Liberty Global Ltd Class C (b)	500,197	5,117,015

TOTAL BELGIUM		11,061,090
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	169,899	41,411,182
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	1,441,429	23,264,664
CANADA - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (United States) (c)	1,150,703	78,086,706
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	659,256	71,371,055
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	480,301	17,593,425
TOTAL CANADA		167,051,186
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	530,554	19,916,997
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	189,360	9,485,042
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	365,354	14,668,963
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	437,697	13,748,063
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	62,743	11,658,591
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (b)	4,415,779	129,956,376
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	240,530	27,559,927
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (b)	783,421	38,050,758
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Flutter Entertainment PLC (b)	623,127	188,346,367
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,477,253	53,727,692
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	1,791,389	82,851,741
TOTAL UNITED KINGDOM		324,925,800
UNITED STATES - 97.7%
Communication Services - 4.0%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(c)	613,023	32,594,433
Frontier Communications Parent Inc (b)	833,906	30,637,706
GCI LLC Class A	12,236	404,277
GCI LLC Class C	79,162	2,632,137
Iridium Communications Inc	337,401	8,252,828
		74,521,381
Entertainment - 2.2%
Electronic Arts Inc	927,628	141,453,994
Liberty Media Corp-Liberty Formula One Class A (b)	81,236	7,320,988
Liberty Media Corp-Liberty Formula One Class C (b)	745,510	74,811,929
Liberty Media Corp-Liberty Live Class A (b)	70,635	5,777,943
Liberty Media Corp-Liberty Live Class C (b)	162,138	13,656,884
Live Nation Entertainment Inc (b)	562,849	83,132,797
Madison Square Garden Sports Corp Class A (b)	57,265	11,573,256
ROBLOX Corp Class A (b)	2,004,008	276,132,262
Roku Inc Class A (b)	458,371	43,160,213
Take-Two Interactive Software Inc (b)	636,590	141,787,691
TKO Group Holdings Inc Class A	244,469	41,073,237
Warner Bros Discovery Inc (b)	7,933,398	104,482,852
		944,364,046
Interactive Media & Services - 0.4%
IAC Inc Class A (b)	238,889	9,388,338
Match Group Inc	869,325	29,791,768
Pinterest Inc Class A (b)	2,100,780	81,090,108
Reddit Inc Class A (b)	414,626	66,584,789
Trump Media & Technology Group Corp (b)	368,600	6,483,674
ZoomInfo Technologies Inc (b)	1,051,113	11,383,554
		204,722,231
Media - 1.3%
Charter Communications Inc Class A (b)	322,516	86,872,910
DoubleVerify Holdings Inc (b)	481,505	7,376,656
Fox Corp Class A	767,493	42,795,410
Fox Corp Class B	470,396	24,056,051
Interpublic Group of Cos Inc/The	1,311,723	32,268,386
Liberty Broadband Corp Class A (b)	59,465	3,635,095
Liberty Broadband Corp Class C (b)	397,512	24,375,436
New York Times Co/The Class A	570,720	29,614,661
News Corp Class A	1,347,285	39,502,396
News Corp Class B (c)	397,191	13,274,123
Nexstar Media Group Inc	100,252	18,758,152
Omnicom Group Inc	687,452	49,530,917
Paramount Global Class A (c)	35,614	679,871
Paramount Global Class B (c)	2,112,744	26,557,192
Sirius XM Holdings Inc	675,052	14,257,098
Trade Desk Inc (The) Class A (b)	1,587,084	138,012,825
		551,567,179
TOTAL COMMUNICATION SERVICES		1,775,174,837

Consumer Discretionary - 10.8%
Automobile Components - 0.2%
BorgWarner Inc	774,994	28,519,779
Gentex Corp	804,452	21,253,622
Lear Corp	189,741	17,890,679
QuantumScape Corp Class A (b)(c)	1,465,826	12,606,104
		80,270,184
Automobiles - 0.5%
Ford Motor Co	13,884,392	153,700,219
Harley-Davidson Inc	396,539	9,647,794
Lucid Group Inc Class A (b)(c)	4,418,111	10,868,553
Rivian Automotive Inc Class A (b)(c)	2,756,432	35,475,280
Thor Industries Inc (c)	181,042	16,473,012
		226,164,858
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	10,495	4,900,430
eBay Inc	1,638,109	150,296,502
Etsy Inc (b)	367,103	21,391,092
Macy's Inc	985,423	12,445,892
Ollie's Bargain Outlet Holdings Inc (b)	217,710	29,745,717
		218,779,633
Distributors - 0.3%
Genuine Parts Co	493,278	63,573,669
LKQ Corp	922,870	27,196,978
Pool Corp	127,768	39,370,432
		130,141,079
Diversified Consumer Services - 0.4%
ADT Inc	1,450,362	12,110,522
Bright Horizons Family Solutions Inc (b)	202,158	22,864,070
Duolingo Inc Class A (b)	133,655	46,318,140
Grand Canyon Education Inc (b)	98,959	16,687,456
H&R Block Inc	471,585	25,625,929
Service Corp International/US	495,444	37,807,332
		161,413,449
Hotels, Restaurants & Leisure - 3.8%
Aramark	938,643	39,948,646
Boyd Gaming Corp	206,609	17,541,104
Caesars Entertainment Inc (b)	734,013	19,583,467
Carnival Corp (b)	3,844,117	114,439,363
Cava Group Inc (b)	354,879	31,232,901
Choice Hotels International Inc (c)	96,164	12,281,104
Churchill Downs Inc	231,249	24,752,893
Darden Restaurants Inc	415,530	83,799,935
Domino's Pizza Inc	113,053	52,367,280
DraftKings Inc Class A (b)	1,709,235	76,983,944
Dutch Bros Inc Class A (b)	411,304	24,377,988
Expedia Group Inc Class A	430,356	77,558,758
Hilton Worldwide Holdings Inc	829,550	222,385,764
Hyatt Hotels Corp Class A (c)	143,050	20,165,759
Las Vegas Sands Corp	1,139,140	59,690,936
Light & Wonder Inc Class A (b)	294,341	28,350,925
MGM Resorts International (b)	728,651	26,559,329
Norwegian Cruise Line Holdings Ltd (b)	1,572,985	40,205,497
Penn Entertainment Inc (b)	530,474	9,580,360
Planet Fitness Inc Class A (b)	298,425	32,585,026
Royal Caribbean Cruises Ltd	901,107	286,434,882
Texas Roadhouse Inc	235,415	43,582,379
Travel + Leisure Co	223,436	13,238,583
Vail Resorts Inc (c)	127,522	19,161,456
Viking Holdings Ltd (b)	722,901	42,448,747
Wendy's Co/The	581,694	5,729,686
Wingstop Inc	98,780	37,273,645
Wyndham Hotels & Resorts Inc	269,951	23,215,786
Wynn Resorts Ltd	297,029	32,385,072
Yum! Brands Inc	991,358	142,904,256
		1,660,765,471
Household Durables - 1.7%
DR Horton Inc	975,812	139,384,987
Garmin Ltd	579,641	126,802,265
Lennar Corp Class A	811,394	91,022,179
Lennar Corp Class B (c)	34,747	3,724,183
Mohawk Industries Inc (b)	182,413	20,888,113
Newell Brands Inc	1,482,532	8,317,005
NVR Inc (b)	9,968	75,253,316
PulteGroup Inc	710,315	80,208,770
SharkNinja Inc (b)	250,251	29,054,141
Somnigroup International Inc	718,987	52,040,279
Toll Brothers Inc	351,817	41,641,060
TopBuild Corp (b)	103,691	38,410,257
Whirlpool Corp (c)	190,781	15,842,454
		722,589,009
Leisure Products - 0.2%
Brunswick Corp/DE	232,930	13,577,490
Hasbro Inc	470,087	35,331,739
Mattel Inc (b)	1,141,946	19,424,501
YETI Holdings Inc (b)	293,416	10,780,103
		79,113,833
Specialty Retail - 2.4%
AutoNation Inc (b)	97,704	18,821,699
Bath & Body Works Inc	757,164	21,927,469
Best Buy Co Inc	687,399	44,722,179
Burlington Stores Inc (b)	223,515	61,010,654
CarMax Inc (b)	542,191	30,693,433
Carvana Co Class A (b)	456,713	178,195,712
Chewy Inc Class A (b)	743,817	27,298,084
Dick's Sporting Goods Inc	192,493	40,714,194
Five Below Inc (b)	191,474	26,140,030
Floor & Decor Holdings Inc Class A (b)	378,525	29,010,156
GameStop Corp Class A (b)(c)	1,457,310	32,716,610
Gap Inc/The	818,140	15,921,004
Lithia Motors Inc Class A	90,986	26,203,968
Murphy USA Inc	63,955	23,182,408
Penske Automotive Group Inc	65,754	11,007,877
Restoration Hardware Inc (b)	54,294	11,163,932
Ross Stores Inc	1,145,805	156,448,215
Tractor Supply Co	1,890,691	107,674,852
Ulta Beauty Inc (b)	160,583	82,701,851
Valvoline Inc (b)	451,916	15,930,039
Wayfair Inc Class A (b)	333,311	21,878,534
Williams-Sonoma Inc	421,193	78,784,151
		1,062,147,051
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co	92,506	5,233,064
Crocs Inc (b)	193,327	19,280,502
Deckers Outdoor Corp (b)	537,415	57,057,351
Lululemon Athletica Inc (b)	374,334	75,065,197
PVH Corp	185,729	13,636,223
Ralph Lauren Corp Class A	139,136	41,566,880
Skechers USA Inc Class A (b)	464,544	29,382,408
Tapestry Inc	735,506	79,456,713
Under Armour Inc Class A (b)	673,526	4,472,213
Under Armour Inc Class C (b)	665,542	4,192,914
VF Corp (c)	1,248,801	14,635,948
		343,979,413
TOTAL CONSUMER DISCRETIONARY		4,685,363,980

Consumer Staples - 5.3%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	29,034	6,012,360
Brown-Forman Corp Class A	155,636	4,457,414
Brown-Forman Corp Class B	524,703	15,137,682
Celsius Holdings Inc (b)	584,681	26,509,437
Coca-Cola Consolidated Inc	184,114	20,574,740
Constellation Brands Inc Class A	464,710	77,625,158
Molson Coors Beverage Co Class B	596,533	29,063,088
Primo Brands Corp Class A	913,103	25,210,774
		204,590,653
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	1,472,911	28,309,348
BJ's Wholesale Club Holdings Inc (b)	464,832	49,225,709
Casey's General Stores Inc	131,585	68,441,306
Dollar General Corp	781,229	81,950,922
Dollar Tree Inc (b)	722,449	82,034,084
Kroger Co/The	2,156,775	151,189,928
Maplebear Inc (b)	612,806	29,396,304
Performance Food Group Co (b)	542,714	54,488,486
Sprouts Farmers Market Inc (b)	348,137	52,756,681
Sysco Corp	1,725,623	137,359,591
US Foods Holding Corp (b)	816,661	68,052,361
Walgreens Boots Alliance Inc	2,541,105	29,578,462
		832,783,182
Food Products - 2.0%
Archer-Daniels-Midland Co	1,699,958	92,103,724
Bunge Global SA	472,320	37,672,243
Conagra Brands Inc	1,692,617	30,907,186
Darling Ingredients Inc (b)	556,182	18,009,173
Flowers Foods Inc	663,955	10,523,687
Freshpet Inc (b)	169,247	11,562,955
General Mills Inc	1,947,549	95,390,951
Hershey Co/The	518,117	96,437,118
Hormel Foods Corp	1,028,690	28,895,902
Ingredion Inc	227,122	29,875,628
JM Smucker Co	368,570	39,562,304
Kellanova	988,106	78,880,502
Kraft Heinz Co/The	3,036,588	83,384,706
Lamb Weston Holdings Inc	484,518	27,651,442
McCormick & Co Inc/MD	900,490	63,601,609
Pilgrim's Pride Corp	147,105	6,971,306
Post Holdings Inc (b)	179,354	18,977,447
Seaboard Corp	912	2,888,468
Smithfield Foods Inc	91,055	2,196,247
The Campbell's Company	689,549	22,010,404
Tyson Foods Inc Class A	995,050	52,041,115
		849,544,117
Household Products - 0.3%
Church & Dwight Co Inc	875,950	82,137,832
Clorox Co/The	438,285	55,031,065
Reynolds Consumer Products Inc	193,867	4,360,068
		141,528,965
Personal Care Products - 0.6%
BellRing Brands Inc (b)	451,352	24,634,792
Coty Inc Class A (b)	1,227,831	5,954,980
elf Beauty Inc (b)(c)	194,742	23,600,783
Estee Lauder Cos Inc/The Class A	831,240	77,587,942
Kenvue Inc	6,758,434	144,900,825
		276,679,322
TOTAL CONSUMER STAPLES		2,305,126,239

Energy - 5.5%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	3,527,182	158,899,549
Halliburton Co	3,049,015	68,297,936
NOV Inc	1,328,750	16,715,675
Weatherford International PLC	253,123	14,314,106
		258,227,266
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream Corp	1,189,406	21,825,600
Antero Resources Corp (b)	1,030,380	35,991,173
APA Corp	1,261,235	24,329,223
Cheniere Energy Inc	784,508	185,049,747
Chord Energy Corp	210,066	23,176,582
Civitas Resources Inc	328,144	9,962,451
Coterra Energy Inc	2,682,954	65,437,248
Devon Energy Corp	2,211,620	73,470,016
Diamondback Energy Inc	678,166	100,816,158
DT Midstream Inc	360,830	37,068,066
EQT Corp	2,120,304	113,966,340
Expand Energy Corp	781,510	81,886,618
HF Sinclair Corp	568,087	24,961,743
Kinder Morgan Inc	6,916,289	194,071,069
Marathon Petroleum Corp	1,108,332	188,627,023
Matador Resources Co	415,326	20,716,461
Occidental Petroleum Corp	2,395,268	105,248,076
ONEOK Inc	2,222,516	182,490,789
Ovintiv Inc	923,318	38,022,235
Permian Resources Corp Class A	2,266,381	32,091,955
Phillips 66	1,449,854	179,172,957
Range Resources Corp	839,605	30,830,296
Targa Resources Corp	763,810	127,105,622
Texas Pacific Land Corp	68,385	66,205,570
Valero Energy Corp	1,110,164	152,436,619
Viper Energy Inc Class A	466,719	17,576,638
		2,132,536,275
TOTAL ENERGY		2,390,763,541

Financials - 15.3%
Banks - 2.4%
Bank OZK	379,549	18,711,766
BOK Financial Corp	79,456	8,067,167
Citizens Financial Group Inc	1,547,040	73,824,749
Columbia Banking System Inc	743,113	17,686,089
Comerica Inc	464,205	31,366,332
Commerce Bancshares Inc/MO	438,327	26,825,612
Cullen/Frost Bankers Inc	211,431	26,938,424
East West Bancorp Inc	486,098	48,731,325
Fifth Third Bancorp	2,368,258	98,448,485
First Citizens BancShares Inc/NC Class A	35,064	69,944,265
First Hawaiian Inc	445,290	10,798,283
First Horizon Corp	1,787,968	38,995,582
FNB Corp/PA	1,262,386	19,339,754
Huntington Bancshares Inc/OH	5,143,556	84,508,625
KeyCorp	3,363,090	60,266,573
M&T Bank Corp	578,213	109,108,793
Pinnacle Financial Partners Inc	271,514	23,863,365
Prosperity Bancshares Inc	325,214	21,665,757
Regions Financial Corp	3,195,091	80,931,655
SouthState Corp	356,679	33,588,461
Synovus Financial Corp	493,150	23,296,406
TFS Financial Corp	187,116	2,453,090
Webster Financial Corp	595,036	34,303,825
Western Alliance Bancorp	383,676	29,757,911
Wintrust Financial Corp	234,720	30,039,466
Zions Bancorp NA	515,741	27,654,032
		1,051,115,792
Capital Markets - 6.1%
Affiliated Managers Group Inc	99,372	20,855,202
Ameriprise Financial Inc	339,804	176,083,035
Ares Management Corp Class A	669,209	124,158,346
Bank of New York Mellon Corp/The	2,545,924	258,283,990
Blue Owl Capital Inc Class A	2,169,583	41,981,431
Carlyle Group Inc/The	930,117	56,420,897
Cboe Global Markets Inc	372,598	89,811,022
Coinbase Global Inc Class A (b)	733,664	277,148,913
Evercore Inc Class A	131,093	39,477,346
FactSet Research Systems Inc	135,042	54,408,422
Franklin Resources Inc	1,093,109	26,234,616
Hamilton Lane Inc Class A	142,105	21,642,592
Houlihan Lokey Inc Class A	192,347	36,672,879
Invesco Ltd	1,294,293	27,193,096
Janus Henderson Group PLC	446,367	19,327,691
Jefferies Financial Group Inc	544,536	31,397,946
Lazard Inc	390,998	20,324,076
LPL Financial Holdings Inc	283,397	112,148,695
MarketAxess Holdings Inc	129,642	26,641,431
Morningstar Inc	83,609	23,114,544
MSCI Inc	267,467	150,145,275
Nasdaq Inc	1,466,711	141,126,932
Northern Trust Corp	687,698	89,400,740
Raymond James Financial Inc	650,240	108,674,611
Robinhood Markets Inc Class A (b)	2,632,192	271,247,386
SEI Investments Co	369,927	32,597,967
State Street Corp	1,024,349	114,471,001
Stifel Financial Corp	355,300	40,546,836
T Rowe Price Group Inc	777,978	78,925,868
TPG Inc Class A	460,473	26,279,194
Tradeweb Markets Inc Class A	414,647	57,449,342
Virtu Financial Inc Class A	286,895	12,663,544
		2,606,854,866
Consumer Finance - 0.6%
Ally Financial Inc	981,381	37,145,271
Credit Acceptance Corp (b)(c)	24,429	11,977,050
OneMain Holdings Inc	423,560	24,477,532
SLM Corp	743,919	23,656,624
SoFi Technologies Inc Class A (b)	3,781,612	85,388,799
Synchrony Financial	1,353,003	94,263,720
		276,908,996
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	954,275	65,425,094
Block Inc Class A (b)	1,936,800	149,637,169
Corebridge Financial Inc	854,086	30,371,298
Corpay Inc (b)	241,698	78,080,539
Equitable Holdings Inc	1,087,681	55,852,419
Euronet Worldwide Inc (b)	144,229	14,016,174
Fidelity National Information Services Inc	1,872,778	148,717,301
Global Payments Inc	868,328	69,422,824
Jack Henry & Associates Inc	258,197	43,845,724
MGIC Investment Corp	829,678	21,488,660
Mr Cooper Group Inc (b)	223,184	34,754,212
Rocket Cos Inc Class A (c)	822,139	12,142,993
Shift4 Payments Inc Class A (b)(c)	236,042	24,312,326
Toast Inc Class A (b)	1,606,568	78,464,781
UWM Holdings Corp Class A	557,973	2,243,051
Voya Financial Inc	341,953	23,936,710
Western Union Co/The	1,174,107	9,451,561
WEX Inc (b)	120,701	20,480,546
		882,643,382
Insurance - 3.9%
Allstate Corp/The	938,520	190,754,191
American Financial Group Inc/OH	235,151	29,370,360
Arch Capital Group Ltd	1,297,648	111,675,587
Assurant Inc	180,231	33,757,266
Assured Guaranty Ltd	165,607	14,007,040
Axis Capital Holdings Ltd	269,757	25,313,997
Brighthouse Financial Inc (b)	203,239	9,724,986
Brown & Brown Inc	980,145	89,555,849
Cincinnati Financial Corp	547,845	80,812,616
CNA Financial Corp	74,376	3,297,088
Everest Group Ltd	149,354	50,153,073
Fidelity National Financial Inc/US	924,553	52,172,526
First American Financial Corp	349,707	20,999,905
Globe Life Inc	294,869	41,420,248
Hanover Insurance Group Inc/The	127,372	21,860,856
Hartford Insurance Group Inc/The	1,009,475	125,568,595
Kemper Corp	217,403	13,389,851
Kinsale Capital Group Inc	78,649	34,659,828
Lincoln National Corp	605,628	23,080,483
Loews Corp	607,670	55,018,442
Markel Group Inc (b)	44,308	88,983,313
Old Republic International Corp	812,746	29,397,023
Primerica Inc	117,255	31,146,446
Principal Financial Group Inc	789,825	61,472,080
Prudential Financial Inc	1,261,281	130,643,486
Reinsurance Group of America Inc	234,560	45,141,072
RLI Corp	290,952	19,199,922
Ryan Specialty Holdings Inc Class A	373,367	22,846,327
Unum Group	615,473	44,197,116
W R Berkley Corp	1,079,967	74,312,529
White Mountains Insurance Group Ltd	8,877	15,870,301
Willis Towers Watson PLC	352,487	111,318,919
		1,701,121,321
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	3,369,703	31,776,299
Annaly Capital Management Inc	2,126,527	43,232,294
Rithm Capital Corp	1,881,563	22,635,203
Starwood Property Trust Inc	1,216,522	23,673,518
		121,317,314
TOTAL FINANCIALS		6,639,961,671

Health Care - 8.9%
Biotechnology - 1.8%
Alnylam Pharmaceuticals Inc (b)	443,912	174,120,044
Apellis Pharmaceuticals Inc (b)	383,409	8,565,357
Biogen Inc (b)	519,546	66,501,888
BioMarin Pharmaceutical Inc (b)	676,145	39,114,988
Exact Sciences Corp (b)	662,473	31,103,107
Exelixis Inc (b)	959,396	34,749,323
Halozyme Therapeutics Inc (b)	435,794	26,134,566
Incyte Corp (b)	562,664	42,137,907
Insmed Inc (b)	634,901	68,112,180
Ionis Pharmaceuticals Inc (b)	552,644	23,752,639
Moderna Inc (b)	1,261,504	37,290,058
Natera Inc (b)	461,774	61,720,713
Neurocrine Biosciences Inc (b)	344,409	44,163,566
Revolution Medicines Inc (b)	616,375	22,972,296
Roivant Sciences Ltd (b)	1,347,372	15,306,146
Sarepta Therapeutics Inc (b)(c)	329,815	5,415,562
Summit Therapeutics Inc (b)(c)	415,427	10,954,810
Ultragenyx Pharmaceutical Inc (b)	319,424	8,726,664
United Therapeutics Corp (b)	157,996	43,401,501
Viking Therapeutics Inc (b)(c)	387,505	12,621,038
		776,864,353
Health Care Equipment & Supplies - 2.5%
Align Technology Inc (b)	243,772	31,449,026
Baxter International Inc	1,821,837	39,643,173
Cooper Cos Inc/The (b)	708,426	50,078,634
DENTSPLY SIRONA Inc	708,162	10,133,798
Dexcom Inc (b)	1,390,607	112,319,327
Envista Holdings Corp (b)	597,097	11,279,162
GE HealthCare Technologies Inc	1,627,886	116,100,830
Globus Medical Inc Class A (b)	398,792	20,988,423
Hologic Inc (b)	793,343	53,011,179
IDEXX Laboratories Inc (b)	287,011	153,352,847
Inspire Medical Systems Inc (b)	101,731	12,669,579
Insulet Corp (b)	249,378	71,920,615
Masimo Corp (b)	160,287	24,650,538
Penumbra Inc (b)	133,010	33,554,433
ResMed Inc	519,232	141,199,950
Solventum Corp (b)	493,709	35,231,074
STERIS PLC	349,187	79,087,364
Teleflex Inc	158,794	18,975,883
Zimmer Biomet Holdings Inc	704,306	64,549,645
		1,080,195,480
Health Care Providers & Services - 2.0%
Acadia Healthcare Co Inc (b)	323,600	7,044,772
Amedisys Inc (b)	114,639	11,303,405
Cardinal Health Inc	858,976	133,330,255
Cencora Inc	651,220	186,301,018
Centene Corp (b)	1,765,922	46,037,587
Chemed Corp	51,058	21,051,213
DaVita Inc (b)	136,004	19,090,881
Encompass Health Corp	354,252	39,006,688
Henry Schein Inc (b)	389,601	26,356,508
Humana Inc	429,312	107,272,189
Labcorp Holdings Inc	297,192	77,293,695
Molina Healthcare Inc (b)	190,718	30,108,651
Quest Diagnostics Inc	396,454	66,370,364
Tenet Healthcare Corp (b)	325,688	52,526,961
Universal Health Services Inc Class B	195,818	32,593,906
		855,688,093
Health Care Technology - 0.4%
Certara Inc (b)	431,124	4,242,259
Doximity Inc Class A (b)	464,386	27,282,678
Veeva Systems Inc Class A (b)	524,988	149,201,590
		180,726,527
Life Sciences Tools & Services - 1.8%
Agilent Technologies Inc	1,013,426	116,351,440
Avantor Inc (b)	2,349,542	31,577,844
Bio-Rad Laboratories Inc Class A (b)	68,951	16,682,694
Bio-Techne Corp	557,739	30,525,055
Bruker Corp	367,370	14,118,029
Charles River Laboratories International Inc (b)	173,487	29,430,335
Illumina Inc (b)	562,611	57,785,776
IQVIA Holdings Inc (b)	623,102	115,809,739
Medpace Holdings Inc (b)	81,222	34,698,038
Mettler-Toledo International Inc (b)	73,984	91,272,581
QIAGEN NV (c)	757,964	37,397,944
Repligen Corp (b)	187,347	21,932,713
Revvity Inc	427,277	37,557,648
Sotera Health Co (b)	548,592	6,303,322
Tempus AI Inc Class A (b)(c)	292,724	16,565,251
Waters Corp (b)	211,805	61,160,812
West Pharmaceutical Services Inc	254,584	60,911,768
		780,080,989
Pharmaceuticals - 0.4%
Corcept Therapeutics Inc (b)	334,245	22,451,237
Elanco Animal Health Inc (b)	1,750,193	23,942,640
Jazz Pharmaceuticals PLC (b)	210,964	24,182,803
Organon & Co	923,569	8,958,619
Perrigo Co PLC	484,438	12,919,961
Royalty Pharma PLC Class A	1,387,106	51,045,501
Viatris Inc	4,217,953	36,864,909
		180,365,670
TOTAL HEALTH CARE		3,853,921,112

Industrials - 18.1%
Aerospace & Defense - 2.7%
ATI Inc (b)	497,419	38,271,418
Axon Enterprise Inc (b)	265,304	200,434,519
BWX Technologies Inc	324,456	49,294,600
Curtiss-Wright Corp	133,673	65,529,178
HEICO Corp	150,877	49,306,604
HEICO Corp Class A	266,794	68,856,863
Hexcel Corp	284,434	17,040,441
Howmet Aerospace Inc	1,426,159	256,380,603
Huntington Ingalls Industries Inc	138,698	38,677,324
Karman Holdings Inc	169,097	8,742,315
L3Harris Technologies Inc	664,213	182,539,017
Leonardo DRS Inc	268,942	11,187,987
Loar Holdings Inc (b)	151,667	11,209,708
Rocket Lab Corp (c)	1,392,246	63,931,936
Spirit AeroSystems Holdings Inc Class A (b)	415,369	16,365,539
StandardAero Inc	503,820	14,384,061
Textron Inc	639,995	49,772,411
Woodward Inc	210,836	54,201,719
		1,196,126,243
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	417,765	48,176,660
Expeditors International of Washington Inc	487,536	56,671,185
GXO Logistics Inc (b)	408,342	20,298,680
		125,146,525
Building Products - 1.2%
A O Smith Corp	411,090	29,101,061
AAON Inc	238,979	19,954,747
Advanced Drainage Systems Inc	251,256	28,831,626
Allegion plc	306,041	50,778,323
Armstrong World Industries Inc	152,906	28,772,322
Builders FirstSource Inc (b)	397,010	50,471,881
Carlisle Cos Inc	152,490	54,089,728
Fortune Brands Innovations Inc	430,178	23,461,908
Hayward Holdings Inc (b)	705,740	10,854,280
Lennox International Inc	114,101	69,487,509
Masco Corp	750,421	51,126,183
Owens Corning	301,883	42,091,547
Simpson Manufacturing Co Inc	148,972	26,730,046
Trex Co Inc (b)	379,480	24,377,795
		510,128,956
Commercial Services & Supplies - 0.6%
Clean Harbors Inc (b)	180,152	42,481,643
MSA Safety Inc	131,514	23,392,395
Rollins Inc	998,189	57,166,284
Tetra Tech Inc	949,774	34,894,697
Veralto Corp	847,950	88,890,599
		246,825,618
Construction & Engineering - 1.4%
AECOM	470,612	53,056,797
API Group Corp (b)	1,310,316	47,263,098
Comfort Systems USA Inc	123,720	87,012,276
EMCOR Group Inc	157,304	98,706,687
Everus Construction Group Inc	180,893	13,433,114
MasTec Inc (b)	221,192	41,851,738
Quanta Services Inc	523,773	212,719,929
Valmont Industries Inc	70,555	25,678,492
WillScot Holdings Corp	632,731	18,570,655
		598,292,786
Electrical Equipment - 1.7%
Acuity Inc	109,782	34,180,626
AMETEK Inc	819,358	151,458,326
Generac Holdings Inc (b)	207,664	40,430,104
Hubbell Inc	190,265	83,237,132
nVent Electric PLC	579,290	45,427,922
Regal Rexnord Corp	234,855	35,904,632
Rockwell Automation Inc	402,451	141,546,041
Sensata Technologies Holding PLC	515,853	15,867,638
Vertiv Holdings Co Class A	1,353,081	197,008,595
		745,061,016
Ground Transportation - 0.8%
Avis Budget Group Inc (b)	60,049	10,222,742
JB Hunt Transport Services Inc	283,835	40,886,432
Knight-Swift Transportation Holdings Inc	559,861	23,794,093
Landstar System Inc	123,280	16,441,854
Lyft Inc Class A (b)	1,415,480	19,901,649
Old Dominion Freight Line Inc	662,780	98,919,915
Ryder System Inc	143,038	25,419,283
Saia Inc (b)	94,764	28,641,471
Schneider National Inc Class B	183,749	4,492,662
U-Haul Holding Co (b)	27,948	1,617,071
U-Haul Holding Co Class N	358,994	18,667,688
XPO Inc (b)	407,687	49,040,669
		338,045,529
Machinery - 3.7%
AGCO Corp	220,603	26,024,536
Allison Transmission Holdings Inc	302,069	27,207,355
CNH Industrial NV Class A	3,121,584	40,455,729
Crane Co	174,970	34,253,877
Cummins Inc	489,471	179,939,329
Donaldson Co Inc	423,554	30,483,181
Dover Corp	482,248	87,354,403
Esab Corp	202,432	27,160,301
Flowserve Corp	463,322	25,964,565
Fortive Corp	1,207,384	57,869,915
Gates Industrial Corp PLC (b)	901,776	22,364,045
Graco Inc	590,445	49,585,571
IDEX Corp	268,821	43,954,922
Ingersoll Rand Inc	1,435,361	121,474,601
ITT Inc	286,662	48,721,074
Lincoln Electric Holdings Inc	192,842	46,957,027
Middleby Corp/The (b)	179,300	26,034,360
Mueller Industries Inc	385,649	32,922,855
Nordson Corp	191,676	41,058,916
Oshkosh Corp	227,429	28,776,591
Otis Worldwide Corp	1,405,474	120,435,067
Pentair PLC	581,752	59,455,054
RBC Bearings Inc (b)	110,223	42,693,777
Snap-on Inc	182,261	58,540,411
Stanley Black & Decker Inc	549,688	37,186,393
Timken Co/The	222,428	16,924,547
Toro Co/The	354,612	26,329,941
Westinghouse Air Brake Technologies Corp	603,052	115,816,137
Xylem Inc/NY	865,436	125,159,354
		1,601,103,834
Marine Transportation - 0.0%
Kirby Corp (b)	201,339	19,189,620
Passenger Airlines - 0.8%
Alaska Air Group Inc (b)	435,462	23,062,067
American Airlines Group Inc (b)	2,319,303	26,648,791
Delta Air Lines Inc	2,319,511	123,421,180
Southwest Airlines Co	1,818,107	56,234,050
United Airlines Holdings Inc (b)	1,157,573	102,225,272
		331,591,360
Professional Services - 2.6%
Amentum Holdings Inc	566,223	14,138,588
Booz Allen Hamilton Holding Corp Class A	444,215	47,677,596
Broadridge Financial Solutions Inc	414,447	102,579,777
CACI International Inc (b)	77,219	35,564,755
Clarivate PLC (b)(c)	1,259,007	4,847,177
Concentrix Corp	161,238	8,379,539
Dayforce Inc (b)	542,871	31,307,371
Dun & Bradstreet Holdings Inc	1,094,204	9,957,256
Equifax Inc	440,313	105,776,392
ExlService Holdings Inc (b)	562,758	24,440,580
FTI Consulting Inc (b)	118,908	19,780,346
Genpact Ltd	572,393	25,213,912
Jacobs Solutions Inc	431,735	61,250,244
KBR Inc	456,878	21,354,478
Leidos Holdings Inc	453,513	72,403,350
ManpowerGroup Inc	163,777	6,755,801
Parsons Corp (b)	187,643	13,923,111
Paychex Inc	1,147,640	165,638,881
Paycom Software Inc	182,504	42,256,976
Paylocity Holding Corp (b)	160,280	29,632,566
Robert Half Inc	351,667	12,980,029
Science Applications International Corp	167,144	18,633,213
SS&C Technologies Holdings Inc	752,137	64,292,671
TransUnion	693,241	65,989,611
Verisk Analytics Inc	497,753	138,728,739
		1,143,502,959
Trading Companies & Distributors - 2.4%
Air Lease Corp Class A	370,406	20,520,492
Applied Industrial Technologies Inc	135,501	36,788,522
Core & Main Inc Class A (b)	675,104	42,963,619
Fastenal Co	4,082,726	188,336,150
Ferguson Enterprises Inc	688,821	153,834,394
FTAI Aviation Ltd	362,267	49,851,562
MSC Industrial Direct Co Inc Class A	156,305	13,539,139
QXO Inc (b)	2,116,658	42,460,159
SiteOne Landscape Supply Inc (b)	157,162	21,661,638
United Rentals Inc	230,600	203,605,964
Watsco Inc	123,769	55,804,967
Wesco International Inc	170,408	35,267,640
WW Grainger Inc	157,525	163,753,539
		1,028,387,785
TOTAL INDUSTRIALS		7,883,402,231

Information Technology - 11.3%
Communications Equipment - 0.3%
Ciena Corp (b)	501,674	46,575,414
F5 Inc (b)	204,806	64,190,297
Lumentum Holdings Inc (b)	244,392	26,902,671
Ubiquiti Inc (c)	14,975	6,521,163
		144,189,545
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics Inc (b)	183,580	21,295,280
Avnet Inc	305,557	16,176,188
CDW Corp/DE	467,889	81,590,484
Cognex Corp	596,715	24,328,071
Coherent Corp (b)	545,587	58,705,161
Corning Inc	2,776,814	175,605,717
Crane NXT Co	174,135	10,333,171
Flex Ltd (b)	1,355,648	67,606,166
Ingram Micro Holding Corp (c)	72,951	1,438,593
IPG Photonics Corp (b)	88,875	6,655,848
Jabil Inc	375,160	83,724,457
Keysight Technologies Inc (b)	611,947	100,304,233
Littelfuse Inc	87,337	22,474,430
Ralliant Corp	402,420	18,398,642
TD SYNNEX Corp	279,819	40,403,065
Teledyne Technologies Inc (b)	165,330	91,100,137
Trimble Inc (b)	847,302	71,080,165
Vontier Corp	525,851	21,807,041
Zebra Technologies Corp Class A (b)	180,775	61,286,341
		974,313,190
IT Services - 2.2%
Akamai Technologies Inc (b)	510,313	38,941,985
Amdocs Ltd	392,621	33,514,129
Cloudflare Inc Class A (b)	1,097,527	227,934,407
Cognizant Technology Solutions Corp Class A	1,755,934	126,005,824
DXC Technology Co (b)	638,090	8,684,405
EPAM Systems Inc (b)	194,752	30,714,338
Gartner Inc (b)	266,459	90,236,340
Globant SA (b)(c)	153,548	12,937,954
GoDaddy Inc Class A (b)	488,858	78,989,676
Kyndryl Holdings Inc (b)	822,587	31,069,111
MongoDB Inc Class A (b)	280,482	66,723,863
Okta Inc Class A (b)	585,882	57,299,260
Twilio Inc Class A (b)	502,875	64,870,875
VeriSign Inc	299,790	80,604,537
		948,526,704
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology Inc	406,177	9,163,353
Astera Labs Inc (b)	509,290	69,635,222
Cirrus Logic Inc (b)	188,291	18,962,787
Enphase Energy Inc (b)	452,661	14,648,110
Entegris Inc	533,082	41,825,614
First Solar Inc (b)	361,005	63,078,404
GlobalFoundries Inc (b)	365,369	13,661,147
Lattice Semiconductor Corp (b)	483,549	24,095,247
MACOM Technology Solutions Holdings Inc (b)	225,023	30,859,654
Microchip Technology Inc	1,877,028	126,868,323
MKS Inc	238,897	22,738,216
Monolithic Power Systems Inc	164,617	117,082,195
ON Semiconductor Corp (b)	1,499,355	84,503,648
Onto Innovation Inc (b)	172,960	16,387,960
Qorvo Inc (b)	331,287	27,695,593
Skyworks Solutions Inc	545,095	37,360,811
Teradyne Inc	571,952	61,444,803
Universal Display Corp	156,221	22,558,312
		802,569,399
Software - 3.5%
Appfolio Inc Class A (b)	78,185	20,905,105
Aurora Innovation Inc Class A (b)(c)	3,503,254	20,353,906
Bentley Systems Inc Class B	559,812	32,457,900
BILL Holdings Inc (b)	327,795	14,046,016
Ccc Intelligent Solutions Holdings Inc Class A (b)	1,841,359	17,805,942
Confluent Inc Class A (b)	984,471	17,449,748
Datadog Inc Class A (b)	1,097,178	153,582,977
Docusign Inc (b)	714,317	54,030,938
Dolby Laboratories Inc Class A	215,018	16,199,456
Dropbox Inc Class A (b)	719,800	19,556,966
Dynatrace Inc (b)	1,044,282	54,939,676
Elastic NV (b)	322,442	26,988,395
Fair Isaac Corp (b)	84,518	121,428,701
Gen Digital Inc	1,953,887	57,620,128
Gitlab Inc Class A (b)(c)	467,427	20,477,977
Guidewire Software Inc (b)	297,806	67,369,673
HubSpot Inc (b)	180,843	93,975,065
Informatica Inc Class A (b)	372,778	9,207,617
Manhattan Associates Inc (b)	213,195	46,830,414
nCino Inc (b)(c)	379,154	10,587,875
Nutanix Inc Class A (b)	907,252	68,198,133
Pegasystems Inc	309,206	18,153,484
Procore Technologies Inc (b)(c)	407,516	29,190,371
PTC Inc (b)	424,098	91,100,491
RingCentral Inc Class A (b)	284,737	7,257,946
Rubrik Inc Class A (b)	345,264	32,782,817
SailPoint Inc	213,824	4,776,828
Samsara Inc Class A (b)	954,122	36,285,260
SentinelOne Inc Class A (b)	1,036,292	19,005,595
Teradata Corp (b)	338,543	7,085,705
Tyler Technologies Inc (b)	153,074	89,480,937
UiPath Inc Class A (b)	1,549,095	18,201,866
Unity Software Inc (b)(c)	1,126,372	37,575,770
Zoom Communications Inc Class A (b)	934,461	69,196,837
Zscaler Inc (b)	347,253	99,161,567
		1,503,268,082
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co	4,663,589	96,489,656
HP Inc	3,354,464	83,190,707
NetApp Inc	722,356	75,218,930
Pure Storage Inc Class A (b)	1,104,559	65,743,352
Sandisk Corp/DE	479,634	20,585,891
Super Micro Computer Inc (b)(c)	1,826,116	107,686,062
Western Digital Corp	1,231,022	96,869,121
		545,783,719
TOTAL INFORMATION TECHNOLOGY		4,918,650,639

Materials - 4.9%
Chemicals - 2.0%
Albemarle Corp (c)	417,911	28,355,261
Ashland Inc	166,377	8,578,398
Axalta Coating Systems Ltd (b)	776,026	21,977,056
Celanese Corp	396,827	20,726,274
CF Industries Holdings Inc	589,104	54,686,524
Corteva Inc	2,433,116	175,500,658
Dow Inc	2,516,549	58,610,426
DuPont de Nemours Inc	1,488,717	107,038,752
Eastman Chemical Co	408,155	29,636,135
Element Solutions Inc	800,832	18,899,635
FMC Corp	441,264	17,226,947
Huntsman Corp	584,445	5,669,117
International Flavors & Fragrances Inc	911,130	64,717,564
LyondellBasell Industries NV Class A1	911,038	52,776,431
Mosaic Co/The	1,122,160	40,408,982
NewMarket Corp	21,044	14,457,228
Olin Corp	408,333	7,733,827
PPG Industries Inc	808,296	85,275,228
RPM International Inc	452,084	53,079,182
Scotts Miracle-Gro Co/The	155,258	9,728,466
Westlake Corp	118,826	9,422,902
		884,504,993
Construction Materials - 0.7%
Eagle Materials Inc	117,245	26,296,881
James Hardie Industries PLC ADR (b)	519,885	13,485,817
Martin Marietta Materials Inc	213,280	122,610,406
Vulcan Materials Co	470,181	129,144,616
		291,537,720
Containers & Packaging - 1.3%
Amcor PLC	8,093,307	75,672,420
AptarGroup Inc	232,628	36,555,164
Avery Dennison Corp	276,648	46,413,235
Ball Corp	1,004,413	57,512,688
Crown Holdings Inc	411,604	40,896,973
Graphic Packaging Holding CO (c)	1,059,089	23,681,230
International Paper Co	1,864,041	87,125,277
Packaging Corp of America	314,099	60,856,681
Sealed Air Corp	518,615	15,179,861
Silgan Holdings Inc	314,209	14,620,145
Smurfit WestRock PLC	1,852,893	82,231,391
Sonoco Products Co	350,150	15,781,261
		556,526,326
Metals & Mining - 0.9%
Alcoa Corp	918,970	27,541,531
Carpenter Technology Corp	171,135	42,679,358
Cleveland-Cliffs Inc (b)(c)	1,730,493	18,204,786
MP Materials Corp (b)(c)	459,839	28,280,099
Nucor Corp	816,892	116,872,738
Reliance Inc	187,728	54,465,525
Royal Gold Inc	233,629	35,376,103
Steel Dynamics Inc	499,582	63,726,680
		387,146,820
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	224,065	20,257,716
TOTAL MATERIALS		2,139,973,575

Real Estate - 7.3%
Diversified REITs - 0.1%
WP Carey Inc	770,853	49,457,928
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc	610,004	46,622,606
Healthcare Realty Trust Inc	1,166,983	17,924,859
Healthpeak Properties Inc	2,465,232	41,761,030
Medical Properties Trust Inc (c)	1,774,131	7,309,420
Omega Healthcare Investors Inc	1,021,290	39,728,181
Ventas Inc	1,551,695	104,242,870
		257,588,966
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	2,438,812	38,338,125
Park Hotels & Resorts Inc	698,365	7,444,571
		45,782,696
Industrial REITs - 0.3%
Americold Realty Trust Inc	1,013,900	16,303,512
EastGroup Properties Inc	185,398	30,264,370
First Industrial Realty Trust Inc	455,162	22,175,493
Lineage Inc (c)	251,179	10,838,373
Rexford Industrial Realty Inc	842,844	30,789,091
STAG Industrial Inc Class A	663,864	22,790,451
		133,161,290
Office REITs - 0.2%
BXP Inc	563,291	36,856,131
Cousins Properties Inc	593,432	16,082,007
Highwoods Properties Inc	377,012	10,937,118
Kilroy Realty Corp	417,119	15,375,006
Vornado Realty Trust	627,219	24,097,754
		103,348,016
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (b)	1,057,509	164,696,452
CoStar Group Inc (b)	1,485,166	141,372,952
Howard Hughes Holdings Inc (b)	110,026	7,562,086
Jones Lang LaSalle Inc (b)	167,760	45,355,594
Zillow Group Inc Class A (b)	177,576	13,628,958
Zillow Group Inc Class C (b)	578,157	45,992,389
		418,608,431
Residential REITs - 1.4%
American Homes 4 Rent Class A	1,215,093	42,151,576
AvalonBay Communities Inc	505,776	94,215,954
Camden Property Trust	382,236	41,740,171
Equity LifeStyle Properties Inc	674,135	40,394,169
Equity Residential	1,347,012	85,131,158
Essex Property Trust Inc	226,659	58,972,139
Invitation Homes Inc	2,176,054	66,696,055
Mid-America Apartment Communities Inc	413,810	58,938,958
Sun Communities Inc	449,351	55,733,005
UDR Inc	1,174,912	46,162,292
		590,135,477
Retail REITs - 1.3%
Agree Realty Corp	384,989	27,603,711
Brixmor Property Group Inc	1,082,728	28,291,683
Federal Realty Investment Trust	302,521	27,880,335
Kimco Realty Corp	2,376,494	50,452,968
NNN REIT Inc	664,984	27,437,240
Realty Income Corp	3,176,411	178,291,949
Regency Centers Corp	642,425	45,869,145
Simon Property Group Inc	1,152,302	188,735,545
		574,562,576
Specialized REITs - 2.3%
Crown Castle Inc	1,543,080	162,162,277
CubeSmart	805,021	31,323,367
Digital Realty Trust Inc	1,199,643	211,665,012
EPR Properties	265,334	14,603,983
Extra Space Storage Inc	749,244	100,668,424
Gaming and Leisure Properties Inc	938,565	42,779,793
Iron Mountain Inc	1,043,429	101,588,247
Lamar Advertising Co Class A	311,608	38,094,078
Millrose Properties Inc Class A	426,032	12,776,700
National Storage Affiliates Trust	250,390	7,376,489
Rayonier Inc	550,601	12,834,509
SBA Communications Corp Class A	381,896	85,819,669
VICI Properties Inc	3,756,102	122,448,925
Weyerhaeuser Co	2,577,641	64,569,907
		1,008,711,380
TOTAL REAL ESTATE		3,181,356,760

Utilities - 6.3%
Electric Utilities - 2.8%
Alliant Energy Corp	913,495	59,386,310
Edison International	1,355,533	70,650,380
Entergy Corp	1,532,665	138,598,896
Evergy Inc	818,610	57,957,588
Eversource Energy	1,306,668	86,370,755
Exelon Corp	3,595,001	161,559,345
FirstEnergy Corp	1,951,577	83,351,854
IDACORP Inc	191,741	24,030,899
NRG Energy Inc	704,840	117,849,248
OGE Energy Corp	714,413	32,448,638
PG&E Corp	7,797,496	109,320,894
Pinnacle West Capital Corp	423,681	38,393,972
PPL Corp	2,632,267	93,945,609
Xcel Energy Inc	2,052,720	150,751,757
		1,224,616,145
Gas Utilities - 0.4%
Atmos Energy Corp	562,823	87,755,362
MDU Resources Group Inc	721,149	12,439,820
National Fuel Gas Co	318,945	27,681,237
UGI Corp	764,724	27,667,714
		155,544,133
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	2,524,896	33,202,382
Clearway Energy Inc Class A	124,565	3,834,111
Clearway Energy Inc Class C	287,984	9,396,918
Talen Energy Corp (b)	161,324	60,911,103
Vistra Corp	1,203,235	250,922,627
		358,267,141
Multi-Utilities - 2.0%
Ameren Corp	959,759	97,060,428
CenterPoint Energy Inc	2,317,413	89,961,973
CMS Energy Corp	1,057,980	78,078,924
Consolidated Edison Inc	1,281,975	132,684,413
DTE Energy Co	736,925	101,997,789
NiSource Inc	1,673,471	71,038,843
Public Service Enterprise Group Inc	1,776,021	159,468,926
WEC Energy Group Inc	1,135,936	123,907,899
		854,199,195
Water Utilities - 0.3%
American Water Works Co Inc	692,679	97,141,303
Essential Utilities Inc	980,255	36,073,384
		133,214,687
TOTAL UTILITIES		2,725,841,301

TOTAL UNITED STATES		42,499,535,886
TOTAL COMMON STOCKS (Cost $33,278,468,598)		43,388,165,632

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $8,689,619)	4.25	8,710,000	8,689,212

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	104,850,609	104,871,578
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	683,819,845	683,888,227
TOTAL MONEY MARKET FUNDS (Cost $788,755,889)			788,759,805

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $34,075,914,106)	44,185,614,649
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(654,898,098)
NET ASSETS - 100.0%	43,530,716,551

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	548	Sep 2025	173,447,480	1,875,913	1,875,913

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,464,746.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $61,492,022.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	101,616,714	1,156,226,773	1,152,971,909	1,114,051	-	-	104,871,578	104,850,609	0.2%
Fidelity Securities Lending Cash Central Fund	792,829,330	935,637,073	1,044,578,176	611,136	-	-	683,888,227	683,819,845	2.5%
Total	894,446,044	2,091,863,846	2,197,550,085	1,725,187	-	-	788,759,805

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.